Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Statement of Cash Flows [Abstract]
Net loss	$ (4,835,091)	$ (1,874,157)	$ (7,377,976)	$ (5,320,873)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on PPP note forgiveness	(368,780)
Loss on debt extinguishment	1,321,450
Stock-based compensation expense	655,920	344,716	1,227,578	801,244
Depreciation and amortization	24,649	24,986	111,015	35,431
Shares for services	266,910		68,880
Amortization of lease right-of-use asset	18,625	(19,593)	(70,826)
Change in lease liability	(30,099)	121,204	38,905
Amortization of debt issuance costs	338,619		12,253
Other	2	(575)	1,004
Changes in assets and liabilities:
Other assets and prepaid expenses	451	13,478	25,600	(48,391)
Accounts payable and accrued expenses	402,723	(117,607)	(86,747)	530,250
Net cash used in operating activities	(2,204,621)	(1,507,548)	(5,908,662)	(4,094,839)
Cash flows from investing activities
Purchases of property and equipment	(20,076)	(12,934)	(109,669)	(260,789)
Net cash used in investing activities	(20,076)	(12,934)	(109,669)	(260,789)
Cash flows from financing activities
Proceeds from private placement, net of issuance costs		1,170,808	1,785,882	923,994
Proceeds from issuance of convertible notes	4,137,200		2,210,000
Proceeds from issuance of PPP note payable		368,780	368,780
Net cash provided by financing activities	4,137,200	1,539,588	4,364,662	923,994
Net decrease in cash and cash equivalents	1,912,503	19,106	(1,653,669)	(3,431,634)
Cash and cash equivalents, at beginning of year	1,468,465	3,122,134	3,122,134	6,553,768
Cash and cash equivalents, at end of year	3,380,968	3,141,240	1,468,465	3,122,134
Noncash investing and financing activities:
Fair value of detachable warrants issued with convertible notes	3,700,632
Amortization of lease right-of-use asset	$ (18,625)	$ 19,593	70,826
Security deposits				(92,500)
Income taxes			$ 1,600	$ 1,600